Income Taxes (Components Of Net Provisions Related To Special Items) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Restructuring and other charges	$ (293)	$ (149)	$ (534)
Alternative fuel mixture credit	0	0	650
Internal restructurings	24	0	0
India deal costs	9	0	0
IP UK valuation allowance release	(13)	0	0
Settlement of tax audits and legislative changes	5	0	(26)
Incentive plan deferred tax write-off	0	14	0
Medicare D deferred tax write-off	0	32	0
Cellulosic bio-fuel credits	0	(40)	0
Valuation allowance for Louisiana recycle credits	0	0	15
Valuation allowance for net deferred tax assets in France	0	0	156
Other tax adjustments	2	0	18
Income tax provision (benefit) related to special items	$ (266)	$ (143)	$ 279